Investments in Group Enterprises and Associates - Summary of Investments in Group Enterprises and Associates (Detail)			1 Months Ended			12 Months Ended
	Mar. 21, 2025	Mar. 19, 2025	Jan. 31, 2025	Jan. 31, 2024	Nov. 30, 2018	Dec. 31, 2025	Dec. 31, 2024
Ascendis Pharma GmbH [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma GmbH
Ownership						100.00%
Ascendis Pharma Endocrinology GmbH [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Endocrinology GmbH
Ownership						100.00%
Ascendis Pharma, LLC [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma, LLC
Ownership						100.00%
Ascendis Pharma Endocrinology, Inc. [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Endocrinology, Inc.
Ownership						100.00%
Ascendis Pharma Ophthalmology Division A/S [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma, Ophthalmology Division A/S
Ownership						100.00%
Ascendis Pharma Endocrinology Division A/S [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Endocrinology Division A/S
Ownership						100.00%
Ascendis Pharma Bone Diseases A/S [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Bone Diseases A/S
Ownership						100.00%
Ascendis Pharma Growth Disorders A/S [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Growth Disorders A/S
Ownership						100.00%
Ascendis Pharma Oncology Division AS [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Oncology Division A/S
Ownership						100.00%
Ascendis Pharma Europe A/S [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Europe A/S
Ownership						100.00%
Ascendis Pharma UK Limited [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma UK Limited
Ownership						100.00%
Ascendis Pharma Iberia S.L. [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Iberia S.L.
Ownership						100.00%
Ascendis Pharma France SASU [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma France SASU
Ownership						100.00%
Ascendis Pharma Italia S.R.L. [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Italia S.R.L.
Ownership						100.00%
Ascendis Pharma Sverige AB [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Sverige AB
Ownership						100.00%
Ascendis Pharma Switzerland GmbH [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Switzerland GmbH
Ownership						100.00%
Ascendis Pharma Belgium BV [member]
Disclosure of subsidiaries [line items]
Company						Ascendis Pharma Belgium BV
Ownership						100.00%
ASND Portugal Unipessoal, Lda [member]
Disclosure of subsidiaries [line items]
Company						ASND Portugal, Unipessoal, Lda.
Ownership						100.00%
VISEN
Disclosure of subsidiaries [line items]
Company						VISEN Pharmaceuticals
Ownership	39.20%	43.90%			50.00%	39.20%	43.90%
Eyconis Inc.
Disclosure of subsidiaries [line items]
Company						Eyconis Inc.
Ownership			33.20%	41.60%		33.20%